SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Number of shares issuable upon exercise
Outstanding at beginning of year	1,866,940		1,789,760		1,576,648
Granted	174,420		168,980		282,200
Exercised	(47,940)				(51,272)
Forfeited	(25,636)		(91,800)		(17,816)
Outstanding at end of year	1,967,784		1,866,940		1,789,760
Exercisable at end of year	1,747,532		1,335,112		1,067,668
Weighted average exercise price
Outstanding at beginning of year	$ 2.13	[1]	$ 2.08	[1]	$ 1.92	[1]
Granted	$ 6.02	[1]	$ 3.12	[1]	$ 2.88	[1]
Exercised	$ 0.15	[1]		[1]	$ 0.94	[1]
Forfeited	$ 3.12	[1]	$ 3.12	[1]	$ 3.04	[1]
Outstanding at end of year	$ 2.51	[1]	$ 2.13	[1]	$ 2.08	[1]
Exercisable at end of year	$ 2.29	[1]	$ 1.74	[1]	$ 1.45	[1]

[1]	In dollars per share.